Deferred Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Deferred Revenue
Deferred revenue-at beginning of the year	¥ 2,337,761	¥ 1,150,832
Additions	142,727,719	124,123,223
Recognition	(142,948,460)	(122,936,294)
Deferred revenue-at end of the year	2,117,020	2,337,761
Deferred revenue, current	1,396,489	1,525,543	$ 191,318
Deferred revenue, non-current	¥ 720,531	¥ 812,218	$ 98,712